Taxation - Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Balance at beginning of the year	$ (4,361)	$ (3,633)
Provision	(2,397)	(1,259)	$ (3,633)
Current period reversal	619	531
Prior true- ups adjustment	1,561
Balance at end of the year	$ (4,578)	$ (4,361)	$ (3,633)